Condensed Schedule Of Investments (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Percentage of individual futures contract position of members equity	1.00%	1.00%
Percentage of members equity net assets maximum	0.01%	0.01%
$20,000,000 Treasury bill due 01/09/2014 [Member]
Treasury Bill Value	$ 20,000,000
Investment Maturity Date	Jan. 09, 2014
$20,000,000 Treasury bill due 02/13/2014 [Member]
Treasury Bill Value	20,000,000
Investment Maturity Date	Feb. 13, 2014
$3,000,000 Treasury bill due 03/13/2014 [Member]
Treasury Bill Value	3,000,000
Investment Maturity Date	Mar. 13, 2014
$500,000 Treasury bill due 03/27/2014 [Member]
Treasury Bill Value	500,000
Investment Maturity Date	Mar. 27, 2014
$20,000,000 Treasury bill due 03/27/2014 [Member]
Treasury Bill Value	20,000,000
Investment Maturity Date	Mar. 27, 2014
$15,000,000 Treasury bill due 04/17/2014 [Member]
Treasury Bill Value	15,000,000
Investment Maturity Date	Apr. 17, 2014
$20,000,000 Treasury bill due 05/08/2014 [Member]
Treasury Bill Value	20,000,000
Investment Maturity Date	May 08, 2014
$30,000,000 Treasury bill due 06/12/2014 [Member]
Treasury Bill Value	30,000,000
Investment Maturity Date	Jun. 12, 2014
$60,000,000 Treasury bill due 06/26/2014 [Member]
Treasury Bill Value	60,000,000
Investment Maturity Date	Jun. 26, 2014
$1,500,000 Treasury bill due 06/26/2014 [Member]
Treasury Bill Value	1,500,000
Investment Maturity Date	Jun. 26, 2014
$40,000,000 Treasury bill due 01/10/2013 [Member]
Treasury Bill Value		40,000,000
Investment Maturity Date		Jan. 10, 2013
$30,000,000 Treasury Bill Due 01/17/2013 [Member]
Treasury Bill Value		30,000,000
Investment Maturity Date		Jan. 17, 2013
$6,200,000 Treasury Bill Due 01/17/2013 [Member]
Treasury Bill Value		6,200,000
Investment Maturity Date		Jan. 17, 2013
$16,000,000 Treasury Bill Due 02/07/2013 [Member]
Treasury Bill Value		16,000,000
Investment Maturity Date		Feb. 07, 2013
$4,000,000 Treasury Bill Due 02/28/213 [Member]
Treasury Bill Value		4,000,000
Investment Maturity Date		Feb. 28, 2013
$1,000,000 Treasury Bill Due 02/28/2013 [Member]
Treasury Bill Value		1,000,000
Investment Maturity Date		Feb. 28, 2013
$20,000,000 Treasury Bill Due 04/11/2013 [Member]
Treasury Bill Value		20,000,000
Investment Maturity Date		Apr. 11, 2013
$20,000,000 Treasury Bill Due 04/18/2013 [Member]
Treasury Bill Value		20,000,000
Investment Maturity Date		Apr. 18, 2013
$20,000,000 Treasury Bill Due 04/18/2013 [Member]
Treasury Bill Value		20,000,000
Investment Maturity Date		Apr. 18, 2013
$40,000,000 Treasury Bill Due 05/09/2013 [Member]
Treasury Bill Value		40,000,000
Investment Maturity Date		May 09, 2013
$1,000,000 Treasury Bill Due 05/16/2013 [Member]
Treasury Bill Value		1,000,000
Investment Maturity Date		May 16, 2013
$30,000,000 Treasury Bill Due 06/20/2013 [Member]
Treasury Bill Value		30,000,000
Investment Maturity Date		Jun. 20, 2013
$1,500,000 Treasury Bill Due 06/20/2013 [Member]
Treasury Bill Value		$ 1,500,000
Investment Maturity Date		Jun. 20, 2013
Federated Government Obligations Fund (4,000,033 Shares) [Member]
Mutual funds, government agency portfolio institutional, shares	4,000,033
Federated Government Obligations Fund (50,001 Shares) [Member]
Mutual funds, government agency portfolio institutional, shares	50,001
Federated Government Obligations Fund (5,000,057 shares) [Member]
Mutual funds, government agency portfolio institutional, shares		5,000,057
Federated Government Obligations Fund (100,000 shares) [Member]
Mutual funds, government agency portfolio institutional, shares		100,000
AIM Government & Agency Portfolio Institutional (4,000,000 shares) [Member]
Mutual funds, government agency portfolio institutional, shares	4,000,000
AIM Government & Agency Portfolio Institutional (5,000,497 shares) [Member]
Mutual funds, government agency portfolio institutional, shares		5,000,497
AIM Government & Agency Portfolio Institutional (100,000 shares) [Member]
Mutual funds, government agency portfolio institutional, shares		100,000